Nature of operations (Details Textual)	12 Months Ended
Dec. 31, 2017
The Morila gold mine [Member]
Proportion of ownership interest in joint venture	40.00%
Proportion of ownership interests held by non-controlling interests	80.00%
The Morila gold mine [Member] | AngloGold Ashanti Limited [Member]
Proportion of ownership interest in joint venture	40.00%
The Morila gold mine [Member] | The State of Mali [Member]
Proportion of ownership interest in joint venture	20.00%
Kibali gold mine [Member]
Proportion of ownership interest in joint venture	45.00%
Proportion of ownership interests held by non-controlling interests	90.00%
Kibali gold mine [Member] | AngloGold Ashanti Limited [Member]
Proportion of ownership interest in joint venture	45.00%
Kibali gold mine [Member] | SOKIMO [Member]
Proportion of ownership interest in joint venture	10.00%
The Loulo mine [Member]
Proportion of ownership interest in joint venture	80.00%
The Loulo mine [Member] | The State of Mali [Member]
Proportion of ownership interest in joint venture	20.00%
The Tongon mine [Member]
Proportion of ownership interest in joint venture	89.70%
The Tongon mine [Member] | The State of Cote d Ivoire [Member]
Proportion of ownership interest in joint venture	10.00%
The Tongon mine [Member] | Ivorian company [Member]
Proportion of ownership interest in joint venture	0.30%